Income Taxes	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Income Tax Disclosure [Abstract]
Income Taxes

10. Income Taxes

The Company’s effective income tax rate for the interim periods was based on management’s estimate of the Company’s annual effective tax rate for the applicable year. For the nine months ended June 30, 2015, the Company’s effective income tax rate was 45.0%, as compared to an effective tax rate of 29.9% for the nine months ended June 30, 2014, respectively. These rates differ from the federal statutory income tax rate primarily due to state income taxes, nondeductible permanent differences such as meals and nondeductible compensation, and net operating losses not benefited.

The Company files a federal consolidated return and files various state income tax returns and, generally, is no longer subject to income tax examinations by the taxing authorities for years prior to September 30, 2012. The Company did not have a reserve for uncertain income tax positions at June 30, 2015 and September 30, 2014. The Company does not expect any significant changes to unrecognized tax benefits within the next twelve months. The Company’s policy is to recognize interest and penalties related to unrecognized tax benefits as charges to income tax expense.

17. Income Taxes

The benefit for income taxes consists of the following as of September 30:

	2014	2013	2012
	(In thousands)
Current:
Federal	$—	$—	$(4,892)
State	1,385	1,009	47

Total current taxes payable	1,385	1,009	(4,845)
Deferred:
Federal	(10,338)	(8,452)	(12,039)
State	(2,510)	(2,499)	(2,999)

Net deferred tax benefit	(12,848)	(10,951)	(15,038)

Income tax benefit	$(11,463)	$(9,942)	$(19,883)

The Company paid income taxes, net of any refunds, during fiscal 2014, 2013 and 2012 of $0.6 million, $1.7 million, and $0.4 million, respectively.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of the assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities at September 30 are as follows:

	2014	2013
	(In thousands)
Gross deferred tax assets:
Deferred compensation	$1,229	$1,155
Interest rate swap agreements	—	1,253
Accrued workers’ compensation	12,528	11,195
Net operating loss carryforwards	30,597	28,082
Allowance for bad debts	4,078	4,484
Tax credits	4,733	5,188
Depreciation	681	—
Other	2,933	2,768

	56,779	54,125
Valuation allowance	(10,033)	(10,193)

Deferred tax assets	46,746	43,932
Deferred tax liabilities:
Depreciation	—	(2,200)
Amortization of goodwill and intangible assets	(81,999)	(87,953)
Other accrued liabilities	(4,123)	(5,171)

Net deferred tax liabilities	$(39,376)	$(51,392)

The Company is required to record a valuation allowance to reduce the deferred tax assets if, based on the weight of the evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. After consideration of all the evidence, both positive and negative, management determined that valuation allowances at September 30, 2014 and 2013 of $10.0 million and $10.2 million, respectively, were necessary to reduce the deferred tax assets to the amount that will more likely than not be realized. The valuation allowances primarily related to certain state net operating loss carryforwards.

For federal purposes, the Company had $55.1 million of net operating loss carryforwards as of September 30, 2014, which expire in 2034, and $47.8 million of net operating loss carryforwards as of September 30, 2013, which expire in 2033. For state purposes, the Company had $233.0 million of net operating loss carryforwards for fiscal 2014, which expire from 2015 through 2034, and $231.5 million of net operating loss carryforwards for fiscal 2013, which expire from 2014 through 2033.

The following is reconciliation between the statutory and effective income tax rates at September 30:

	2014	2013	2012
Federal income tax at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	2.0%	3.6%	5.6%
Nondeductible comp	(0.8)%	(0.3)%	(0.7)%
Other nondeductible expenses	(1.1)%	(0.2)%	(1.1)%
Unrecognized tax benefit	0.0%	0.0%	15.2%
Other	(0.3)%	(0.2)%	3.8%

Effective tax rate	34.8%	37.9%	57.8%

Companies may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement.

No unrecognized tax benefit was recognized for the years ended September 30, 2014 and 2013. For 2012, the Company had a $5.6 million favorable impact to its effective tax rate related to unrecognized tax benefit, including interest and penalties. The Company does not expect any significant changes to unrecognized tax benefits within the next twelve months.

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax expense which is consistent with the recognition of these items in prior reporting periods. No interest and penalties were accrued as of September 30, 2014 and 2013.

The Company files a federal consolidated return with NMH Holdings, Inc. and files various state income tax returns and, generally, the Company is no longer subject to income tax examinations by the taxing authorities for years prior to September 30, 2011. The Company believes that it has appropriate support for the income tax positions taken and to be taken on the Company’s income tax returns. In addition, the Company believes its accruals for income tax liabilities are adequate for all open years based on an assessment of many factors including past experience and interpretations of the tax laws as applied to the facts of each matter.